NOTE 3. RENTAL PROPERTY - Rental Property at December 31, 2023 (Details) - Block 40 L L C 2024 [Member]	Dec. 31, 2024 USD ($)
Land	$ 4,504,624
Less: accumulated depreciation	(18,894,674)
Building Residential [Member]
Buildings and Improvements, Gross	104,550,314
Building Commercial [Member]
Buildings and Improvements, Gross	11,661,662
Land, Buildings and Improvements [Member]
Buildings and Improvements, Gross	3,877,968
Furniture and Fixtures [Member]
Buildings and Improvements, Gross	13,835,318
Tenant Improvements
Buildings and Improvements, Gross	1,528,950
Subtotal [Member]
Buildings and Improvements, Gross	139,958,836
Total [Member]
Buildings and Improvements, Gross	$ 121,064,162